MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 61,197	$ 56,747
Israeli mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	957	1,977
Certificates of deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	33,350	35,627
Municipal and agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair value	$ 26,890	$ 19,143